Insurance	12 Months Ended
Dec. 31, 2022
Insurance
Insurance

27	Insurance

The Company has insurance that covers, among others, fire and other damage to its assets and office buildings, and liability insurance against third parties. It also has civil liability insurance for the members of the Board of Directors and Board of Executive Officers (“D&O insurance”) and guarantee insurance for escrow deposit (as described in Note 20 (f)) and traditional guarantee insurance. Insurance is contracted by means of bidding processes that count on the participation of the main Brazilian and international insurance companies operating in Brazil.

The risk assumptions adopted, given their nature, are not within the scope of a financial statement audit, and consequently have not been examined by our independent auditors.

As of December 31, 2022, the Company’s insurance was as follows:

Coverage

Specified risks – fire	2,185,827
Engineering risk	2,275,490
Guarantee insurance for escrow deposit and traditional guarantee (*)	600,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	149,630
Civil liability – operations	15,000
Other	29,038
Total	5,354,985

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 167.8 thousand in policies with guarantee insurance were issued.